FRANKLIN MULTI-ASSET VARIABLE GROWTH FUND

Schedules of investments (unaudited)	March 31, 2024

(Percentages shown based on Portfolio net assets)

DESCRIPTION		SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS(a) - 100.0%
DOMESTIC EQUITY - 70.0%
Franklin Templeton ETF Trust - BrandywineGLOBAL - Dynamic US Large Cap Value ETF		447,572	$6,124,307
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL - Diversified US Large Cap Value Fund, Class IS Shares		329,210	6,893,652
ClearBridge Small Cap Fund, Class IS Shares		14,935	1,032,507
Franklin U.S. Small Cap Equity Fund, Class IS Shares		119,456	1,609,070
Legg Mason Partners Investment Trust:
ClearBridge Appreciation Fund, Class IS Shares		663,872	22,638,034
ClearBridge Large Cap Growth Fund, Class IS Shares		203,116	14,122,639
ClearBridge Small Cap Growth Fund, Class IS Shares		37,371	1,557,643

TOTAL DOMESTIC EQUITY			53,977,852

FOREIGN EQUITY - 23.2%
Legg Mason Global Asset Management Trust - Franklin International Equity Fund, Class IS Shares		956,882	17,893,688

DOMESTIC FIXED INCOME - 6.8%
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares		370,085	3,922,900
Western Asset Intermediate Bond Fund, Class IS Shares		138,614	1,327,923

TOTAL DOMESTIC FIXED INCOME			5,250,823

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $53,302,519)			77,122,363

	RATE
SHORT-TERM INVESTMENTS - 0.1%
Invesco Government & Agency Portfolio, Institutional Class (Cost - $92,147)	5.245%	92,147	92,147	(b)

TOTAL INVESTMENTS - 100.1% (Cost - $53,394,666)			77,214,510
Liabilities in Excess of Other Assets - (0.1)%			(67,887)

TOTAL NET ASSETS - 100.0%			$77,146,623

(a)	Underlying Funds are affiliated with Franklin Resources, Inc. and more information about the Underlying Funds is available at www.franklintempleton.com (Note 2).

(b)	Rate shown is one-day yield as of the end of the reporting period.

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedules of Investments.

Franklin Variable Asset Allocation Series 2024 Quarterly Report	1

FRANKLIN MULTI-ASSET VARIABLE MODERATE GROWTH FUND

Schedules of investments (unaudited)	March 31, 2024

(Percentages shown based on Portfolio net assets)

DESCRIPTION		SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS(a) - 100.0%
DOMESTIC EQUITY - 63.2%
Franklin Templeton ETF Trust - BrandywineGLOBAL - Dynamic US Large Cap Value ETF		153,930	$2,106,286
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL - Diversified US Large Cap Value Fund, Class IS Shares		113,224	2,370,908
ClearBridge Small Cap Fund, Class IS Shares		5,115	353,588
Franklin U.S. Small Cap Equity Fund, Class IS Shares		40,881	550,664
Legg Mason Partners Investment Trust:
ClearBridge Appreciation Fund, Class IS Shares		228,293	7,784,812
ClearBridge Large Cap Growth Fund, Class IS Shares		69,820	4,854,585
ClearBridge Small Cap Growth Fund, Class IS Shares		12,791	533,121

TOTAL DOMESTIC EQUITY			18,553,964

FOREIGN EQUITY - 20.8%
Legg Mason Global Asset Management Trust - Franklin International Equity Fund, Class IS Shares		325,916	6,094,627

DOMESTIC FIXED INCOME - 16.0%
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares		332,581	3,525,359
Western Asset Intermediate Bond Fund, Class IS Shares		123,268	1,180,913

TOTAL DOMESTIC FIXED INCOME			4,706,272

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $21,618,044)			29,354,863

	RATE
SHORT-TERM INVESTMENTS - 0.1%
Invesco Government & Agency Portfolio, Institutional Class (Cost - $42,857)	5.245%	42,857	42,857	(b)

TOTAL INVESTMENTS - 100.1% (Cost - $21,660,901)			29,397,720
Liabilities in Excess of Other Assets - (0.1)%			(40,150)

TOTAL NET ASSETS - 100.0%			$29,357,570

(a)	Underlying Funds are affiliated with Franklin Resources, Inc. and more information about the Underlying Funds is available at www.franklintempleton.com (Note 2).

(b)	Rate shown is one-day yield as of the end of the reporting period.

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedules of Investments.

2	Franklin Variable Asset Allocation Series 2024 Quarterly Report

FRANKLIN MULTI-ASSET VARIABLE CONSERVATIVE GROWTH FUND

Schedules of investments (unaudited)	March 31, 2024

(Percentages shown based on Portfolio net assets)

DESCRIPTION		SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS(a) - 99.9%
DOMESTIC EQUITY - 49.2%
Franklin Templeton ETF Trust - BrandywineGLOBAL - Dynamic US Large Cap Value ETF		333,738	$4,566,671
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL - Diversified US Large Cap Value Fund, Class IS Shares		245,503	5,140,836
ClearBridge Small Cap Fund, Class IS Shares		11,085	766,302
Franklin U.S. Small Cap Equity Fund, Class IS Shares		88,671	1,194,392
Legg Mason Partners Investment Trust:
ClearBridge Appreciation Fund, Class IS Shares		495,005	16,879,666
ClearBridge Large Cap Growth Fund, Class IS Shares		151,394	10,526,436
ClearBridge Small Cap Growth Fund, Class IS Shares		27,725	1,155,593

TOTAL DOMESTIC EQUITY			40,229,896

DOMESTIC FIXED INCOME - 35.0%
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares		2,024,592	21,460,673
Western Asset Intermediate Bond Fund, Class IS Shares		750,407	7,188,902

TOTAL DOMESTIC FIXED INCOME			28,649,575

FOREIGN EQUITY - 15.7%
Legg Mason Global Asset Management Trust - Franklin International Equity Fund, Class IS Shares		685,988	12,827,983

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $67,034,036)			81,707,454

	RATE
SHORT-TERM INVESTMENTS - 0.2%
Invesco Government & Agency Portfolio, Institutional Class (Cost - $178,399)	5.245%	178,399	178,399	(b)

TOTAL INVESTMENTS - 100.1% (Cost - $67,212,435)			81,885,853
Liabilities in Excess of Other Assets - (0.1)%			(52,641)

TOTAL NET ASSETS - 100.0%			$81,833,212

(a)	Underlying Funds are affiliated with Franklin Resources, Inc. and more information about the Underlying Funds is available at www.franklintempleton.com (Note 2).

(b)	Rate shown is one-day yield as of the end of the reporting period.

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedules of Investments.

Franklin Variable Asset Allocation Series 2024 Quarterly Report	3

Notes to Schedules of Investments (unaudited)

1. Organization and significant accounting policies

Franklin Multi-Asset Variable Growth Fund (“Variable Growth”), Franklin Multi-Asset Variable Moderate Growth Fund (“Variable Moderate Growth”) and Franklin Multi-Asset Variable Conservative Growth Fund (“Variable Conservative Growth”) (the “Portfolios”) are separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Portfolios invest in Legg Mason and Franklin Templeton affiliated mutual funds and exchange-traded funds (“ETFs”) and ETFs managed by unaffiliated investment advisers (“Underlying Funds”). Shares of the Portfolios are offered to separate accounts sponsored by certain life insurance companies and qualified pension and retirement plans, including affiliates of the investment manager.

Shares of the Portfolios may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The Portfolios follow the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Portfolios and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities, including ETFs, for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Portfolios hold securities or other assets that are denominated in a foreign currency, the Portfolios will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before each Portfolio calculates its net asset value, the Portfolios value these securities as determined in accordance with procedures approved by the Portfolios’ Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Portfolios’ manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Portfolios’ manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Portfolios’ pricing policies, and reporting to the Portfolios’ manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolios, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities. Additionally, if the closing net asset value per share for an Underlying Fund is not available on the day of valuation, the Valuation Committee may adjust the Underlying Fund’s last available net asset value per share to account for significant events that have occurred subsequent to the Underlying Fund’s last net asset value per share calculation but prior to the day of valuation.

4	Franklin Variable Asset Allocation Series 2024 Quarterly Report

Notes to Schedules of Investments (unaudited) (continued)

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolios use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolios’ assets carried at fair value:

Variable Growth

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in Underlying Funds†	$77,122,363	—	—	$77,122,363
Short-Term Investments†	92,147	—	—	92,147

Total Investments	$77,214,510	—	—	$77,214,510

†	See Schedule of Investments for additional detailed categorizations.

Variable Moderate Growth

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in Underlying Funds†	$29,354,863	—	—	$29,354,863
Short-Term Investments†	42,857	—	—	42,857

Total Investments	$29,397,720	—	—	$29,397,720

†	See Schedule of Investments for additional detailed categorizations.

Variable Conservative Growth

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in Underlying Funds†	$81,707,454	—	—	$81,707,454
Short-Term Investments†	178,399	—	—	178,399

Total Investments	$81,885,853	—	—	$81,885,853

†	See Schedule of Investments for additional detailed categorizations.

Franklin Variable Asset Allocation Series 2024 Quarterly Report	5

Notes to Schedules of Investments (unaudited) (continued)

2. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Portfolios own 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Portfolios. The following Underlying Funds were considered affiliated companies for all or some portion of the period ended March 31, 2024. The following transactions were effected in such Underlying Funds for the period ended March 31, 2024.

Variable Growth	Affiliate Value at December 31, 2023	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2024
		Cost	Shares	Proceeds	Shares
BrandywineGLOBAL - Dynamic US Large Cap Value ETF	$5,696,833	$11,203	906	$205,436	16,303	$11,548	—	$610,159	$6,124,307
BrandywineGLOBAL - Diversified US Large Cap Value Fund, Class IS Shares	6,482,822	—	—	330,813	17,280	10,097	—	731,546	6,893,652
ClearBridge Small Cap Fund, Class IS Shares	1,063,274	—	—	61,285	939	4,908	—	25,610	1,032,507
Franklin U.S. Small Cap Equity Fund, Class IS Shares	1,614,722	—	—	111,587	9,002	18,071	—	87,864	1,609,070
ClearBridge Appreciation Fund, Class IS Shares	20,846,983	235,213	7,720	775,381	24,011	31,511	—	2,299,708	22,638,034
ClearBridge Large Cap Growth Fund, Class IS Shares	12,736,075	176,278	2,948	484,299	7,328	37,978	—	1,656,607	14,122,639
ClearBridge Small Cap Growth Fund, Class IS Shares	1,618,121	—	—	99,359	2,523	14,877	—	24,004	1,557,643
Franklin International Equity Fund, Class IS Shares	16,924,357	356,046	20,773	618,396	34,881	19,138	—	1,212,543	17,893,688
Western Asset Core Bond Fund, Class IS Shares	4,658,413	39,793	3,746	696,666	64,996	(84,621)	$40,315	5,981	3,922,900
Western Asset Intermediate Bond Fund, Class IS Shares	1,539,399	12,155	1,266	209,269	21,681	(19,460)	12,328	5,098	1,327,923

	$73,180,999	$830,688		$3,592,491		$44,047	$52,643	$6,659,120	$77,122,363

Variable Moderate Growth	Affiliate Value at December 31, 2023	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2024
		Cost	Shares	Proceeds	Shares
BrandywineGLOBAL - Dynamic US Large Cap Value ETF	$1,894,601	$25,645	2,074	$26,668	2,114	$548	—	$212,160	$2,106,286
BrandywineGLOBAL - Diversified US Large Cap Value Fund, Class IS Shares	2,181,841	—	—	64,628	3,390	1,714	—	251,981	2,370,908
ClearBridge Small Cap Fund, Class IS Shares	351,737	—	—	8,939	136	566	—	10,224	353,588
Franklin U.S. Small Cap Equity Fund, Class IS Shares	547,060	—	—	32,624	2,640	2,816	—	33,412	550,664
ClearBridge Appreciation Fund, Class IS Shares	6,951,472	140,292	4,603	101,373	3,112	4,624	—	789,797	7,784,812
ClearBridge Large Cap Growth Fund, Class IS Shares	4,391,070	—	—	109,683	1,719	4,973	—	568,225	4,854,585
ClearBridge Small Cap Growth Fund, Class IS Shares	546,413	—	—	26,682	681	2,349	—	11,041	533,121
Franklin International Equity Fund, Class IS Shares	5,602,842	152,719	8,910	79,297	4,442	2,977	—	415,386	6,094,627
Western Asset Core Bond Fund, Class IS Shares	3,807,903	35,314	3,324	250,222	23,327	(40,621)	$35,742	(27,015)	3,525,359
Western Asset Intermediate Bond Fund, Class IS Shares	1,246,658	10,767	1,121	64,065	6,640	(7,510)	10,909	(4,937)	1,180,913

	$27,521,597	$364,737		$764,181		$(27,564)	$46,651	$2,260,274	$29,354,863

6	Franklin Variable Asset Allocation Series 2024 Quarterly Report

Notes to Schedules of Investments (unaudited) (continued)

Variable Conservative Growth	Affiliate Value at December 31, 2023	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2024
		Cost	Shares	Proceeds	Shares
BrandywineGLOBAL - Dynamic US Large Cap Value ETF	$3,963,601	$211,355	17,093	$69,288	5,468	$1,677	—	$459,326	$4,566,671
BrandywineGLOBAL - Diversified US Large Cap Value Fund, Class IS Shares	4,600,038	68,527	3,653	78,147	4,010	1,484	—	548,934	5,140,836
ClearBridge Small Cap Fund, Class IS Shares	779,710	—	—	36,495	556	2,428	—	20,659	766,302
Franklin U.S. Small Cap Equity Fund, Class IS Shares	1,173,145	—	—	58,035	4,658	4,169	—	75,113	1,194,392
ClearBridge Appreciation Fund, Class IS Shares	14,851,641	563,825	18,504	263,452	8,055	15,749	—	1,711,903	16,879,666
ClearBridge Large Cap Growth Fund, Class IS Shares	9,532,110	—	—	251,591	3,903	13,888	—	1,232,029	10,526,436
ClearBridge Small Cap Growth Fund, Class IS Shares	1,199,137	—	—	72,205	1,839	8,774	—	19,887	1,155,593
Western Asset Core Bond Fund, Class IS Shares	22,676,117	215,185	20,257	1,020,023	95,305	(172,257)	$217,799	(238,349)	21,460,673
Western Asset Intermediate Bond Fund, Class IS Shares	7,492,840	65,627	6,834	293,767	30,481	(38,471)	66,536	(37,327)	7,188,902
Franklin International Equity Fund, Class IS Shares	12,149,631	1,773	103	200,561	11,168	8,697	—	868,443	12,827,983

	$78,417,970	$1,126,292		$2,343,564		$(153,862)	$284,335	$4,660,618	$81,707,454

Franklin Variable Asset Allocation Series 2024 Quarterly Report	7